Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of fair value measurement [Abstract]
Disclosure of fair value measurement of assets
As at December 31, 2023, the Company’s financial assets and liabilities measured at fair value are categorized as follows:

	As at December 31, 2023			As at December 31, 2022
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	$	$	$	$	$	$

Long-term investments (Note 9)	86,007	—	—	31,865	—	—
Fuel derivative contracts (Note 17)	—	481	—	—	5,009	—
Gold stream obligation (Note 6 and Note 18)			(139,600)			—

Disclosure of fair value measurement of liabilities
The following is a summary of the changes in the gold stream obligation:

$

Balance at December 31, 2022	—
Fair value at acquisition (Note 6)	173,700
Exercise of buy-back option	(46,400)
Change in fair value	12,300
Balance at December 31, 2023	139,600
As at December 31, 2023, the Company’s financial assets and liabilities measured at fair value are categorized as follows:

	As at December 31, 2023			As at December 31, 2022
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	$	$	$	$	$	$

Long-term investments (Note 9)	86,007	—	—	31,865	—	—
Fuel derivative contracts (Note 17)	—	481	—	—	5,009	—
Gold stream obligation (Note 6 and Note 18)			(139,600)			—

Disclosure of liquidity risk
As at December 31, 2023, the Company’s significant commitments are disclosed in the table below. In addition, significant commitments are disclosed in Note 13 for debt repayments and Note 25 for capital expenditure commitments.

	2024	2025	2026	2027	2028	Total
	$	$	$	$	$	$

Accounts payable and accrued liabilities	167,117	—	—	—	—	167,117
Revolving credit facility:
Principal (Note 13)	—	150,000	—	—	—	150,000
Interest & commitment fees (estimated)	13,487	12,925	—	—	—	26,412
Fekola equipment loan facilities:
Principal	8,093	5,973	—	—	—	14,066
Interest (estimated)	569	154	—	—	—	723
Goose equipment loan facility:
Principal	3,225	2,878	673	—	—	6,776
Interest (estimated)	253	140	35	—	—	428
Lease liabilities
Principal	5,190	4,331	3,507	2,404	2,439	17,871
	197,934	176,401	4,215	2,404	2,439	383,393

Capital expenditure commitments	126,381	—	—	—	—	126,381
Other liabilities	1,000	4,455	1,148	—	5,436	12,039
	325,315	180,856	5,363	2,404	7,875	521,813